Share Purchase Warrants (Details) - Schedule of Share Purchase Warrants Outstanding		3 Months Ended
		Jan. 31, 2024 $ / shares shares	Jan. 16, 2024 $ / shares
Schedule of Share Purchase Warrants Were Outstanding [Line Items]
Number of warrants outstanding		1,730,711
Number of shares to be issued from the exercise of warrants	[1]	3,065,323
Exercise price (in Dollars per share) | $ / shares			$ 1.6
Expiry date April 22, 2024 [Member]
Schedule of Share Purchase Warrants Were Outstanding [Line Items]
Number of warrants outstanding		8,333
Number of shares to be issued from the exercise of warrants		8,333
Exercise price (in Dollars per share) | $ / shares		$ 100.77
Exercise price (USD)		Apr. 22, 2024
Expiry date April 22, 2024 [Member] | Canada, Dollars
Schedule of Share Purchase Warrants Were Outstanding [Line Items]
Exercise price (in Dollars per share) | $ / shares		$ 135
Expiry date November 17, 2027 [Member]
Schedule of Share Purchase Warrants Were Outstanding [Line Items]
Number of warrants outstanding		1,923
Number of shares to be issued from the exercise of warrants		1,923
Exercise price (in Dollars per share) | $ / shares		$ 243.75
Exercise price (USD)		Nov. 17, 2027
Expiry date November 17, 2027 [Member] | Canada, Dollars
Schedule of Share Purchase Warrants Were Outstanding [Line Items]
Exercise price (in Dollars per share) | $ / shares		$ 325.41
Expiry date April 5, 2028 [Member]
Schedule of Share Purchase Warrants Were Outstanding [Line Items]
Number of warrants outstanding		52,518
Number of shares to be issued from the exercise of warrants		717,773
Exercise price (in Dollars per share) | $ / shares		$ 1.077
Exercise price (USD)		Apr. 05, 2028
Expiry date April 5, 2028 [Member] | Canada, Dollars
Schedule of Share Purchase Warrants Were Outstanding [Line Items]
Exercise price (in Dollars per share) | $ / shares		$ 1.077
Expiry date November 23, 2024 [Member]
Schedule of Share Purchase Warrants Were Outstanding [Line Items]
Number of warrants outstanding		75
Number of shares to be issued from the exercise of warrants		75
Exercise price (in Dollars per share) | $ / shares		$ 1,343.58
Exercise price (USD)		Nov. 23, 2024
Expiry date November 23, 2024 [Member] | Canada, Dollars
Schedule of Share Purchase Warrants Were Outstanding [Line Items]
Exercise price (in Dollars per share) | $ / shares		$ 1,800
Expiry date September 17, 2028 [Member]
Schedule of Share Purchase Warrants Were Outstanding [Line Items]
Number of warrants outstanding		167,862
Number of shares to be issued from the exercise of warrants		837,219
Exercise price (in Dollars per share) | $ / shares		$ 1.077
Exercise price (USD)		Sep. 17, 2028
Expiry date September 17, 2028 [Member] | Canada, Dollars
Schedule of Share Purchase Warrants Were Outstanding [Line Items]
Exercise price (in Dollars per share) | $ / shares		$ 1.077
Expiry date January 15, 2025 [Member]
Schedule of Share Purchase Warrants Were Outstanding [Line Items]
Number of warrants outstanding		1,500,000
Number of shares to be issued from the exercise of warrants		1,500,000
Exercise price (in Dollars per share) | $ / shares		$ 1.6
Exercise price (USD)		Jan. 15, 2025
Expiry date January 15, 2025 [Member] | Canada, Dollars
Schedule of Share Purchase Warrants Were Outstanding [Line Items]
Exercise price (in Dollars per share) | $ / shares		$ 1.6

[1]	See note 13(b).